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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6352

Voya Series Fund, Inc. (formerly

known as ING Series Fund, Inc.)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013-April 30, 2014

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17FR 270.30e -1):

Semi-Annual Report

April 30, 2014

Classes A, C, I, R, and W

Global Fund-of-Fund

■	Voya Global Target Payment Fund (formerly, ING Global Target Payment Fund)

  E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Stability, opportunity and continuity

Dear Shareholder,

As the French say, the more things change, the more they stay the same. Though the global economy is slowly sputtering back to life, the world remains enthralled by old policy notions that led us to the brink of collapse in 2008. In many nations we continue to see political ideology trump economic reality, generally at the expense of the citizenry.

The world needs some new thinking, and we may get it from an unexpected source: the International Monetary Fund. In recent reports, the IMF assessed key risks facing the stability of the global financial system, as the advanced and emerging economies shift from “liquidity-driven” to “growth-driven” markets. While markets are becoming more robust, the transition is far from complete, and the IMF observed that “In far too many countries, improvements in financial markets have not translated into improvements in the real economy — and in the lives of people.” Perhaps as the global economy stabilizes we will see new policy recommendations for sustaining better economic outcomes.

In the meantime, we must strive to reach our investment goals in the marketplace that now exists. It’s always true but bears repeating that you should invest to achieve your long-term goals, not to beat the market today or this week or this month. Keep your eye on your goals and don’t let yourself be distracted by events in China or Ukraine or anywhere else that produces attention-grabbing headlines. And always thoroughly discuss your situation with your financial advisor before making any changes to your plans or your investments.

Reaching investment goals is a long-term process, a journey in which stability and continuity play important parts. On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
Executive Vice President
Voya Family of Funds
May 15, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED APRIL 30, 2014

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends was already up 23.56% in 2013. The Index marched on for the next two months, but then gave it back in January, before recovering to end up 6.14% for the first half of the fiscal year. (The Index returned 6.32% for the six-months ended April 30, 2014, measured in U.S. dollars.)

In the U.S., sentiment was cushioned for most of 2013 by the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases in the face of an unimpressive economic recovery. However a slow recovery was a double-edged sword for investors in risky assets: a faster pace would probably cause the “tapering” of bond purchases by the Fed.

In May, markets were roiled by Fed Chairman Bernanke’s attempts to manage expectations for the beginning of the end of quantitative easing. At its September 18 meeting, the Fed was widely expected to announce the start of the process. Surprisingly, on the day before Chairman Bernanke’s address, the Index reached a new high for 2013. The significance of this, that investors had already become reconciled to tapering, was apparently lost in the shock of the Fed’s decision not to do so.

In any event it appeared that investors were becoming less inclined to treat “bad” news on the economy, which might prolong the Fed’s bond purchases, as “good” news. And some good news started to flow, including a limited budget deal, the unemployment rate falling to 7.0% and third quarter gross domestic product (“GDP”) growth revised up to 4.1%. When on December 18 the Fed did announce a tapering to $75 billion per month with more to come, markets took it in stride.

But it did not take long in 2014 for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and claim a small gain despite new political turmoil that flared in Eastern Europe, as Russia annexed the Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear however was that it was indeed weather-related and could therefore be expected to be temporary. New Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time”. The March and April employment reports were significantly better. Retail sales, industrial production and durable goods orders all picked up and when on April 30 first quarter GDP growth was reported at just 0.1% annualized, markets seemed to shrug it off as the encapsulation of a weather-driven anomaly.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds edged up 1.74% for the first half of the fiscal year. The Barclays Long Term U.S. Treasury sub-index lost over 4% in the last two months of 2013 but rebounded to advance 4.48% for the six months. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 3.80%, not far short of the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 4.72%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 8.36% in the six months through April, ending just below its April 2 all-time high. Utilities was the best performing sector with a gain of 13.63%, followed by health care, 11.15%. The worst were telecoms which lost 0.86% and consumer discretionary, 1.52%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, were expected to erode in the next.

In currencies, the dollar lost 2.04% against the euro, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost slightly more, 4.94%, against the pound as the UK’s strong recovery story remained largely intact. The dollar gained 3.94% on the yen, with the Bank of Japan’s own quantitative easing undiminished.

In international markets, the MSCI Japan® Index slipped 2.06% in the six months through April. GDP has grown for five quarters but at declining rates. The effect of the economic policies advocated by the Prime Minister of Japan (i.e. “Abenomics”) seemed to be fading, with weak trade and business investment, declining wages and an April increase in sales tax. The MSCI Europe ex UK® Index gained 6.52%, with strength in banks, pharmaceuticals and the peripheral markets (including bond markets) of Italy, Spain, Ireland and Portugal. The MSCI UK® Index added 2.36%. Stocks were held back by heavily weighted losers in banks and consumer staples. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall. But concerns persisted about a housing bubble and overstretched consumers.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Risk Growth Index	Seeks to measure the performance of an asset allocation strategy targeted to a growth focused risk profile.

3

VOYA GLOBAL TARGET PAYMENT FUND	PORTFOLIO MANAGERS’ REPORT

Voya Global Target Payment Fund’s* (“Global Target Payment” or the “Fund”) primary investment objective is to meet its managed payment policy** (“MPP”) while seeking to preserve investors’ capital over the long term. The Fund’s secondary investment objective is to seek the potential for long-term capital appreciation. The Fund invests in a combination of other Voya mutual funds in accordance with target allocations. The Fund may also invest in other unaffiliated investment companies (collectively, with Voya mutual funds, referred to as the “Underlying Funds”). The Fund is managed by Paul Zemsky, CFA, Frank van Etten, and Derek Sasveld, CFA, Portfolio Managers, of Voya Investment Management Co. LLC* — the Sub-Adviser.

Risks specific to MPP: The Fund’s MPP is designed to make consistent payments once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the MPP, the dollar amount of the Fund’s scheduled monthly payments for a particular calendar year generally will increase or decrease each January based on the Fund’s performance over the previous three years. Accordingly, the dollar amount of the Fund’s monthly cash payments could go up or down substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets to Underlying Funds representing different asset classes and investments, the performance of the Fund’s other investment strategies, and the amount and timing of prior payments by the Fund. It is also possible for your payments from the Fund to go down from one year to the next and over time, depending on the timing of your investments in the Fund. The Fund may, under its MPP, return capital to shareholders which will decrease their cost basis in the Fund and will affect the amount of any capital gain or loss that shareholders realize when selling or exchanging their Fund shares. Any redemptions you make from your Fund account will proportionately reduce the amount of future cash payments you will receive from the Fund.

Performance: For the six-month period ended April 30, 2014, the Fund’s Class A shares, excluding sales charges, provided a total return of 3.98% compared to the S&P Target Risk Growth Index***, which returned 4.97% and the Fund’s strategic allocation benchmark, the GTP Composite Index, which returned 4.40% for the same period. During the period, the Fund achieved its primary investment objective: to meet its MPP by delivering level monthly payments of $0.045 per share for Class A shares, which includes a total of $0.13 per share for Class A shares of return of capital for the six-month period ended April 30, 2014.

Portfolio Specifics: For the period, the Fund achieved its primary investment objective — to meet its managed payment policy by delivering level monthly payments. In addition, the Fund attempts to enhance return through tactical asset allocation, i.e., deviating from the Composite Benchmark over the short and medium term. Underperformance was driven by the index’s larger allocation to U.S. equities than the Fund, which outperformed international equities for the period. The underperformance within the equities sleeve was partly offset by the Fund’s outperformance within fixed income, which holds a higher allocation to high-yield bonds and a smaller allocation to short-term Treasuries and TIPS than that of the index. Tactical asset allocation slightly added to performance over the period. The Fund remained overweight to high-yield bonds throughout the period. The overweight was funded by an underweight to core U.S. fixed income, which helped reduce the Fund’s duration, i.e., exposure to interest-rate risk. The overweight to high-yield bonds benefited relative performance, as high-yield bonds outperformed core U.S. fixed income for the period. We remained overweight European equities throughout the period. We first underweighted the Fund to emerging market (“EM”) equities in November; in March we further underweighted EM due to geopolitical tensions between Russia and Ukraine and weakening economic growth and corporate earnings in China. In contrast, we increased our allocation to U.S. large-cap equity. This trade resulted in a slight overweight to U.S. large-cap equities which, along with our overweight to European equities, emphasized our preference for developed markets during the first quarter. Over the six-month period, both European and U.S. equities outperformed EM equities.

Target Allocations as of April 30, 2014 (percent of net assets)
Large Cap	23%
Mid Cap	7%
Small Cap	2%
International Equity	23%
Emerging Markets	1%
Real Estate	4%
Alternatives	0%
Fixed Income	40%
Portfolio holdings are subject to change daily.

The Fund also attempts to enhance return through the selection of managers to run the Underlying Funds, which represent the various asset classes within the GTP Composite Index. Manager selection enhanced performance relative to the GTP Composite Index over the quarter, before accounting for the expenses of the Underlying Funds. The Underlying Funds with the largest outperformance relative to their respective asset class benchmark were Voya Multi-Manager Mid Cap Value Fund, Voya Global Bond Fund and Voya Small Company Fund. The largest underperformers were Voya MidCap Opportunities Fund, Voya Large Cap Value Fund and Voya Large Cap Growth Fund.

The Fund generates premiums and seeks gains by writing (selling) call options tied to various equity indices, including the S&P 500® Index, S&P 400 Index and MSCI EAFE® Index. Due to slightly elevated equity market volatility, the Fund’s option portfolio enhanced performance during the period.

Current Strategy and Outlook: The Fund will seek to continue making level monthly payments of $0.045 per share for the Class A shares for the remainder of 2014.

We remain positive on the outlook for equities, particularly in the U.S. and Europe. We believe indicators continue to point toward a reacceleration out of the weather- and inventory-related slump that plagued the U.S. economy during the first couple months of 2014. In Europe, we will be attentively watching for a turn in earnings momentum to confirm the improvement shown by our economic activity indicators. We continue to be underweight EM equities, as we are still concerned that corporate profitability within emerging economies may be constrained. Within fixed income, we continue to prefer high-yield over core fixed income as a way to mitigate the impact of rising interest rates. Our stance on duration is defensive.

*	The Fund was formerly known as “ING Global Target Payment Fund.” Additionally, the Sub-Adviser was formerly known as “ING Investment Management Co. LLC.”
**	Please see the Fund’s “Additional Information” section regarding the MPP on page 25.
***	Effective November 30, 2013, the Fund changed its primary benchmark to the S&P Target Risk Growth Index because it is considered to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2014**	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2014**
Class A	$1,000.00	$1,039.80	0.55%	$2.78	$1,000.00	$1,022.07	0.55%	$2.76
Class C	1,000.00	1,034.70	1.30	6.56	1,000.00	1,018.35	1.30	6.51
Class I	1,000.00	1,040.10	0.30	1.52	1,000.00	1,023.31	0.30	1.51
Class R	1,000.00	1,038.70	0.80	4.04	1,000.00	1,021.03	0.80	4.01
Class W	1,000.00	1,041.40	0.30	1.52	1,000.00	1,023.31	0.30	1.51

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments in securities at fair value*	$22,873,990
Investments in affiliated underlying funds at fair value**	199,040,764
Short-term investments at fair value***	2,821,758
Total investments at fair value	$224,736,512
Cash collateral for futures	465,345
Receivables:
Investment securities sold	639,916
Fund shares sold	3,831,172
Dividends	727
Prepaid expenses	65,879
Reimbursement due from manager	56,558
Total assets	229,796,109
LIABILITIES:
Income distribution payable	50,527
Payable for investments in affiliated underlying funds purchased	2,344,810
Payable for investment securities purchased	689,011
Payable for fund shares redeemed	491,864
Payable for investment management fees	18,499
Payable for administrative fees	17,689
Payable for distribution and shareholder service fees	77,844
Payable for directors fees	874
Other accrued expenses and liabilities	19,480
Written options, at fair valueˆ	900,446
Total liabilities	4,611,044
NET ASSETS	$225,185,065
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$211,587,858
Undistributed net investment income	2,276,099
Accumulated net realized gain	499,390
Net unrealized appreciation	10,821,718
NET ASSETS	$225,185,065

* Cost of investments in securities	$21,701,335
** Cost of investments in affiliated underlying funds	$188,942,877
*** Cost of short-term investments	$2,821,758
ˆ Premiums received on written options	$639,917

See Accompanying Notes to Financial Statements

6

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

Class A
Net assets	$94,922,307
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	10,573,473
Net asset value and redemption price per share†	$8.98
Maximum offering price per share (5.75%)(1)	$9.53

Class C
Net assets	$75,411,051
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	8,122,338
Net asset value and redemption price per share†	$9.28

Class I
Net assets	$38,836,499
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	4,333,422
Net asset value and redemption price per share	$8.96

Class R
Net assets	$4,509
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	503
Net asset value and redemption price per share	$8.97

Class W
Net assets	$16,010,699
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	1,789,879
Net asset value and redemption price per share	$8.95

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

7

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,930,643
Dividends	281,252
Total investment income	2,211,895
EXPENSES:
Investment management fees	91,433
Distribution and shareholder service fees:
Class A	98,221
Class C	269,901
Class R	8
Transfer agent fees:
Class A	20,421
Class C	14,028
Class I	5,774
Class R	1
Class W	3,805
Administrative service fees	86,707
Shareholder reporting expense	49,200
Registration fees	42,083
Professional fees	22,987
Custody and accounting expense	3,801
Directors fees	2,623
Miscellaneous expense	2,069
Interest expense	124
Total expenses	713,186
Net waived and reimbursed fees	(86,787)
Net expenses	626,399
Net investment income	1,585,496
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	2,112,645
Sale of affiliated underlying funds	685,120
Futures	(145,399)
Written options	245,355
Net realized gain	2,897,721
Net change in unrealized appreciation (depreciation) on:
Investments	819,844
Affiliated underlying funds	2,025,534
Futures	(144,307)
Written options	(353,742)
Net change in unrealized appreciation (depreciation)	2,347,329
Net realized and unrealized gain	5,245,050
Increase in net assets resulting from operations	$6,830,546

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
FROM OPERATIONS:
Net investment income	$1,585,496	$2,436,298
Net realized gain	2,897,721	1,530,864
Net change in unrealized appreciation	2,347,329	7,596,550
Increase in net assets resulting from operations	6,830,546	11,563,712

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(401,248)	(1,909,753)
Class C	(132,436)	(826,455)
Class I	(185,760)	(252,383)
Class R	(12)	(95)
Class W	(93,302)	(452,820)
Net realized gains:
Class A	(853,454)	(564,429)
Class C	(530,681)	(232,364)
Class I	(255,931)	(60,132)
Class R	(38)	(33)
Class W	(162,639)	(104,784)
Return of capital:
Class A	(1,215,135)	(1,011,787)
Class C	(873,528)	(519,253)
Class I	(464,730)	(123,823)
Class R	(55)	(60)
Class W	(219,474)	(222,662)
Total distributions	(5,388,423)	(6,280,833)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	111,060,346	65,054,859
Reinvestment of distributions	5,094,564	5,551,207
	116,154,910	70,606,066
Cost of shares redeemed	(25,272,055)	(29,652,213)
Net increase in net assets resulting from capital share transactions	90,882,855	40,953,853
Net increase in net assets	92,324,978	46,236,732

NET ASSETS:
Beginning of year or period	132,860,087	86,623,355
End of year or period	$225,185,065	$132,860,087
Undistributed net investment income at end of year or period	$2,276,099	$68,137

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-14	8.90	0.09	•	0.26	0.35	0.04	0.10	0.13	0.27	—	8.98	3.98	0.65	0.55	0.55	2.07	94,922	7
10-31-13	8.45	0.21		0.78	0.99	0.29	0.09	0.16	0.54	—	8.90	12.05	0.66	0.53	0.53	2.62	68,100	71
10-31-12	8.30	0.17		0.52	0.69	0.23	0.20	0.11	0.54	—	8.45	8.58	0.70	0.51	0.51	2.01	50,693	75
10-31-11	8.79	0.16		(0.11)	0.05	0.26	—	0.28	0.54	—	8.30	0.40	0.73	0.48	0.48	1.75	52,393	77
10-31-10	8.12	0.20	•	1.01	1.21	0.50	—	0.04	0.54	—	8.79	15.47	0.81	0.45	0.45	2.41	39,483	30
10-31-09	7.49	0.22	•	0.96	1.18	0.23	0.20	0.12	0.55	—	8.12	16.92	1.55	0.49	0.49	3.00	29,211	40
Class C
04-30-14	9.21	0.06	•	0.26	0.32	0.02	0.10	0.13	0.25	—	9.28	3.47	1.40	1.30	1.30	1.21	75,411	7
10-31-13	8.75	0.15	•	0.81	0.96	0.25	0.09	0.16	0.50	—	9.21	11.15	1.41	1.28	1.28	1.68	38,468	71
10-31-12	8.59	0.11		0.54	0.65	0.18	0.20	0.11	0.49	—	8.75	7.81	1.45	1.26	1.26	1.28	21,912	75
10-31-11	9.09	0.08	•	(0.09)	(0.01)	0.21	—	0.28	0.49	—	8.59	(0.28)	1.48	1.23	1.23	0.91	16,784	77
10-31-10	8.38	0.09	•	1.09	1.18	0.43	—	0.04	0.47	—	9.09	14.61	1.56	1.20	1.20	1.07	6,582	30
10-31-09	7.69	0.14	•	1.02	1.16	0.15	0.20	0.12	0.47	—	8.38	15.99	2.30	1.24	1.24	1.87	1,032	40
Class I
04-30-14	8.89	0.09	•	0.27	0.36	0.06	0.10	0.13	0.29	—	8.96	4.01	0.39	0.30	0.30	2.10	38,836	7
10-31-13	8.44	0.24	•	0.78	1.02	0.32	0.09	0.16	0.57	—	8.89	12.38	0.39	0.28	0.28	2.78	12,573	71
10-31-12	8.30	0.20		0.51	0.71	0.26	0.20	0.11	0.57	—	8.44	8.76	0.43	0.24	0.24	2.39	5,213	75
10-31-11	8.78	0.18		(0.10)	0.08	0.28	—	0.28	0.56	—	8.30	0.79	0.46	0.21	0.21	2.03	5,464	77
10-31-10	8.12	0.15	•	1.07	1.22	0.52	—	0.04	0.56	—	8.78	15.66	0.56	0.20	0.20	1.79	3,870	30
10-31-09	7.50	0.24	•	0.95	1.19	0.25	0.20	0.12	0.57	—	8.12	17.15	1.30	0.24	0.24	3.31	2	40
Class R
04-30-14	8.89	0.08	•	0.26	0.34	0.03	0.10	0.13	0.26	—	8.97	3.87	0.90	0.80	0.80	1.79	5	7
10-31-13	8.45	0.21	•	0.76	0.97	0.28	0.09	0.16	0.53	—	8.89	11.75	0.91	0.78	0.78	2.39	3	71
10-31-12	8.30	0.15		0.52	0.67	0.21	0.20	0.11	0.52	—	8.45	8.30	0.95	0.76	0.76	1.84	3	75
08-05-11(5)–10-31-11	8.41	0.03	•	(0.01)	0.02	0.07	—	0.06	0.13	—	8.30	0.30	0.98	0.73	0.73	1.46	3	77
Class W
04-30-14	8.87	0.10	•	0.27	0.37	0.06	0.10	0.13	0.29	—	8.95	4.14	0.40	0.30	0.30	2.35	16,011	7
10-31-13	8.43	0.24	•	0.77	1.01	0.32	0.09	0.16	0.57	—	8.87	12.27	0.41	0.28	0.28	2.73	13,716	71
10-31-12	8.28	0.19		0.53	0.72	0.26	0.20	0.11	0.57	—	8.43	8.91	0.45	0.26	0.26	2.30	8,802	75
10-31-11	8.77	0.16	•	(0.09)	0.07	0.28	—	0.28	0.56	—	8.28	0.67	0.48	0.23	0.23	1.89	6,701	77
10-31-10	8.11	0.21	•	1.01	1.22	0.52	—	0.04	0.56	—	8.77	15.69	0.56	0.20	0.20	2.52	2,197	30
10-31-09	7.48	0.25	•	0.95	1.20	0.25	0.20	0.12	0.57	—	8.11	17.33	1.30	0.24	0.24	3.38	1,111	40

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of the Underlying Funds.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Series Fund, Inc. (formerly, ING Series Fund, Inc) (“VSF” or the “Company”) was incorporated under the laws of the state of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of eight separate active investment series. This report is for Global Target Payment (the “Fund”), which is a diversified series of the Company.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as administrator to the Fund. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, is the principal underwriter for the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuations of the Fund’s investments in Underlying Funds are based on the net asset values (“NAV”) of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments held in Underlying Funds maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from independent pricing services. Investments in equity securities held by Underlying Funds and traded on a national securities exchange are valued at the official closing price or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent pricing services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the NAV. Direct investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Fund’s Board of Directors (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its next NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized

11

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Fund’s Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in

12

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments.

For the period ended April 30, 2014 there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C.  Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid monthly by the Fund with payments adjusted once a year each January. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

The Fund’s MPP is designed to make level payments once per month throughout each calendar year. Under the MPP, the dollar amount of the Fund’s scheduled monthly payments for a particular year generally will increase or decrease each January based on the Fund’s performance over the previous three years. Please see the “Additional Information” section for information regarding the Fund’s MPP.

D.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

13

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended April 30, 2014.

The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover

14

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of April 30, 2014, the total value of written OTC call options subject to Master Agreements in a net liability position was $900,446. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its open written OTC call options at year end.

G.  Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended April 30, 2014, the Fund has written options on equity indices in an attempt to generate income from option premiums as a means of enhancing payments to shareholders and reducing volatility. Because the performance of the indices underlying each call option are expected to correlate closely with the performance of one or more of the affiliated Underlying Funds, during the term of each call option the Fund will be effectively giving up all or a portion of the benefits it would otherwise realize from a potential increase in the value of such affiliated underlying funds. Thus, the Fund’s option strategy may limit the Fund’s ability to benefit from appreciation of the affiliated underlying funds. At the same time, the premium received in connection with the sale of call options may partially offset potential declines in value of the affiliated underlying funds during periods of declining markets. Please refer to Note 8 for the volume of written option activity during the period ended April 30, 2014.

H. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts, if any, are reported on a table following the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period

15

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ended April 30, 2014, the Fund purchased and sold futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2014, the Fund had an outstanding notional value on futures contracts purchased and sold of $3,512,005 and $3,526,013, respectively. Please refer to the table following the Portfolio of Investments for open futures contracts held at April 30, 2014.

I.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the period ended April 30, 2014 were $97,969,618 and $12,224,714, respectively.

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensates the Investment Adviser with an advisory fee equal to 0.08% of the Fund’s average daily net assets invested in affiliated Underlying Funds and 0.30% of the Fund’s average daily net assets invested in unaffiliated Underlying Funds or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

VFS acts as an administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from the Fund a fee at an annual rate of 0.10% of its average daily net assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except Class I and Class W) has a plan pursuant to Rule 12b-1 under the 1940 Act and/or a Shareholder Services Plan (the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A, Class C and Class R pay the Distributor a Distribution and/or Shareholder Service Fee based on average daily net assets at the rates of 0.25%, 1.00% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2014, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$132,450	$—
Contingent Deferred Sales Charges:	$—	$759

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2014, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc) that owned more than 5% of the Fund.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Fund.

16

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Company has adopted a Deferred Compensation Plan (“Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. The deferred fees are invested in various funds advised by Voya Investments until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has voluntarily entered into a written amended and restated expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Class A(1)	Class C(1)	Class I(1)	Class R(1)	Class W(1)
1.30%	2.05%	1.05%	1.55%	1.05%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level.

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of April 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

April 30,
2015	2016	2017	Total
$164,154	$150,087	$124,088	$438,329

In addition to the above waived or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of April 30, 2014, are as follows:

	April 30,
	2015	2016	2017	Total
Class A	$—	$—	$13,905	$13,905
Class C	—	—	6,571	6,571
Class W	—	—	2,671	2,671

The Expense Limitation Agreement is contractual through at least March 1, 2018 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Management Agreement has been terminated.

NOTE 8 — WRITTEN OPTIONS

Transactions in written OTC call options on equity indices for the period ended April 30, 2014were as follows:

	Number of Contracts	Premiums Received
Balance at 10/31/13	182,790	$325,961
Options Written	1,512,546	2,900,606
Options Expired	(657,009)	(921,117)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(734,284)	(1,665,533)
Balance at 04/30/14	304,043	$639,917

NOTE 9 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the period ended April 30, 2014, the Fund utilized the line of credit as follows:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Target Payment	2	$586,000	1.08%

17

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
4/30/2014	3,753,374	—	252,124	(1,080,750)	2,924,748	33,563,562	—	2,254,965	(9,664,945)	26,153,582
10/31/2013	3,672,522	—	337,005	(2,357,340)	1,652,187	32,102,266	—	2,934,727	(20,640,949)	14,396,044
Class C
4/30/2014	4,250,074	—	157,704	(462,585)	3,945,193	39,293,297	—	1,459,319	(4,270,600)	36,482,016
10/31/2013	2,082,922	—	156,461	(567,685)	1,671,698	18,896,306	—	1,409,735	(5,109,737)	15,196,304
Class I
4/30/2014	3,910,483	—	101,718	(1,093,284)	2,918,917	34,899,996	—	908,405	(9,739,169)	26,069,232
10/31/2013	898,314	—	49,875	(151,035)	797,154	7,906,605	—	434,049	(1,321,610)	7,019,044
Class R
4/30/2014	146	—	—	—	146	1,318	—	—	—	1,318
10/31/2013	—	—	—	—	—	—	—	—	—	—
Class W
4/30/2014	369,973	—	52,943	(178,728)	244,188	3,302,173	—	471,875	(1,597,341)	2,176,707
10/31/2013	707,593	—	89,025	(295,095)	501,523	6,149,682	—	772,696	(2,579,917)	4,342,461

NOTE 11 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and their corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

The Fund is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Investments/Developing and Emerging Markets Risk. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Fund and certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund and certain Underlying Funds. Foreign investments may also subject the Fund or Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Fund or Underlying Funds’ investments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current tax period ending April 30, 2014 has been estimated below and may change after the Fund’s tax year-end of December 31, 2014. The tax composition of dividends and distributions to shareholders was as follows:

Four Months Ended April 30, 2014		Tax Year Ended December 31, 2013
Ordinary Income	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
$1,170,138	$2,722,015	$2,984,960	$1,435,081	$2,424,377

18

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of the Fund’s tax year ended December 31, 2013 were:

Unrealized Appreciation/ (Depreciation)
$8,122,394

The Fund’s major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of April 30, 2014, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 13 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Fund. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Fund in connection with the IPO. Shareholders of the Fund approved new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Fund, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Fund and its operation.

19

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to April 30, 2014, the Fund declared dividends of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0450	June 2, 2014	May 29, 2014
Class C	$0.0410	June 2, 2014	May 29, 2014
Class I	$0.0470	June 2, 2014	May 29, 2014
Class R	$0.0430	June 2, 2014	May 29, 2014
Class W	$0.0470	June 2, 2014	May 29, 2014

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the monthly distribution payments made by the Fund may constitute a return of capital.

Effective May 23, 2014, the funds to which the Credit Agreement is available will pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

VOYA GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 2014 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.1%
94,000		iShares iBoxx $High Yield Corporate Bond Fund	$8,867,960	3.9
106,400		iShares MSCI EAFE Index Fund	7,269,248	3.2
104,200		iShares MSCI EMU Index Fund	4,485,810	2.0
37,200		Vanguard FTSE Europe ETF	2,250,972	1.0

		Total Exchange-Traded Funds (Cost $21,701,335)	22,873,990	10.1

MUTUAL FUNDS: 88.4%
		Affiliated Investment Companies: 88.4%
654,648		Voya Floating Rate Fund — Class I	6,664,315	3.0
1,394,177		Voya Global Bond Fund — Class R6	15,517,187	6.9
459,749		Voya Global Real Estate Fund — Class I	8,896,137	3.9
2,885,830		Voya High Yield Bond Fund — Class I	24,471,837	10.9
3,255,382		Voya Intermediate Bond Fund — Class R6	32,456,158	14.4
841,529		Voya International Core Fund — Class I	9,484,033	4.2
1,685,558		Voya Large Cap Growth Fund — Class R6	22,350,503	9.9
1,838,759		Voya Large Cap Value Fund — Class R6	24,510,654	10.9
308,880	@	Voya MidCap Opportunities Fund — Class R6	7,854,811	3.5
597,964		Voya Multi-Manager Emerging Markets Equity Fund — Class I	6,685,235	3.0
1,385,528		Voya Multi-Manager International Equity Fund — Class I	16,792,602	7.4

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
222,786		Voya Multi-Manager International SmallCap Fund — Class I	$11,105,862	4.9
544,591		Voya Multi-Manager Mid Cap Value Fund — Class I	7,803,982	3.5
249,296	@	Voya Small Company Fund — Class R6	4,447,448	2.0

		Total Mutual Funds (Cost $188,942,877)	199,040,764	88.4

		Total Long-Term Investments (Cost $210,644,212)	221,914,754	98.5

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
2,821,758		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,821,758)	2,821,758	1.3

		Total Short-Term Investments (Cost $2,821,758)	2,821,758	1.3

		Total Investments in Securities (Cost $213,465,970)	$224,736,512	99.8
		Assets in Excess of Other Liabilities	448,553	0.2
		Net Assets	$225,185,065	100.0

††	Rate shown is the 7-day yield as of April 30, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $213,200,430.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$11,858,281
Gross Unrealized Depreciation	(322,199)
Net Unrealized Appreciation	$11,536,082

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,873,990	$—	$—	$22,873,990
Mutual Funds	199,040,764	—	—	199,040,764
Short-Term Investments	2,821,758	—	—	2,821,758
Total Investments, at fair value	$224,736,512	$—	$—	$224,736,512
Other Financial Instruments+
Futures	35,597	—	—	35,597
Total Assets	$224,772,109	$—	$—	$224,772,109

See Accompanying Notes to Financial Statements

21

VOYA GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2014

Liabilities Table
Other Financial Instruments+
Futures	$(223,892)	$—	$—	$(223,892)
Written Options	—	(900,446)	—	(900,446)
Total Liabilities	$(223,892)	$(900,446)	$—	$(1,124,338)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended April 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 4/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Core Equity Research Fund — Class R6	$6,535,570	$—	$(6,228,230)	$(307,340)	$—	$—	$323,166	$—
Voya Floating Rate Fund — Class I	3,947,946	2,738,138	—	(21,769)	6,664,315	99,847	—	—
Voya Global Bond Fund — Class R6	9,157,757	6,144,125	(104,301)	319,606	15,517,187	135,858	—	—
Voya Global Real Estate Fund — Class I	5,219,922	3,397,712	(21,877)	300,380	8,896,137	77,796	1,885	—
Voya High Yield Bond Fund — Class I	14,498,021	9,624,774	—	349,042	24,471,837	544,774	—	—
Voya Intermediate Bond Fund — Class R6	19,214,252	12,885,112	—	356,794	32,456,158	408,773	—	—
Voya International Core Fund — Class I	8,496,275	3,895,005	(2,774,510)	(132,737)	9,484,033	141,871	261,747	15,433
Voya Large Cap Growth Fund — Class R6	9,808,019	12,111,526	(107,883)	538,841	22,350,503	44,981	36,573	230,093
Voya Large Cap Value Fund — Class R6	11,098,815	12,713,194	(35,422)	734,067	24,510,654	143,741	9,262	359,658
Voya MidCap Opportunities Fund — Class R6	4,586,282	3,691,371	(45,996)	(376,846)	7,854,811	—	8,792	420,760
Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,894,042	3,056,380	(84,614)	(180,573)	6,685,235	49,774	6,789	—
Voya Multi-Manager International Equity Fund — Class I	9,781,341	6,646,816	(28,475)	392,920	16,792,602	116,918	4,732	10,820
Voya Multi-Manager International SmallCap Fund — Class I	6,531,718	4,189,615	(31,776)	416,305	11,105,862	139,512	15,002	—
Voya Multi-Manage Mid Cap Value Fund — Class I	4,600,129	3,474,912	(47,921)	(223,138)	7,803,982	26,798	8,795	828,105
Voya Small Company Fund — Class R6	2,607,070	2,000,643	(20,247)	(140,018)	4,447,448	—	8,377	247,776
	$119,977,159	$86,569,323	$(9,531,252)	$2,025,534	$199,040,764	$1,930,643	$685,120	$2,112,645

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

22

VOYA GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

Voya Global Target Payment Fund Open Futures Contracts on April 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500E-Mini	47	06/20/14	$4,413,065	$35,597
			$4,413,065	$35,597
Short Contracts
Mini MSCI Emerging Markets Index	(89)	06/20/14	(4,425,525)	(223,892)
			$(4,425,525)	$(223,892)

Voya Global Target Payment Fund Written OTC Options on April 30, 2014:

	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
261,721	UBS AG	Call on iShares® MSCI EAFE Index	67.400 USD	05/27/14	$261,067	$(398,011)
9,976	Goldman Sachs & Co.	Call on S&P® 500® Index	1,863.400 USD	05/27/14	241,661	(342,378)
32,346	Citigroup, Inc.	Call on SPDR® S&P® MidCap 400 ETF	245.160 USD	05/27/14	137,189	(160,057)
			Total Written OTC Options		$639,917	$(900,446)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$35,597
Total Asset Derivatives		$35,597

Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$223,892
Equity contracts	Written options, at fair value	900,446
Total Liability Derivatives		$1,124,338

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options	Futures	Total
Equity contracts	$245,355	$(145,399)	$99,956
Total	$245,355	$(145,399)	$99,956

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options	Futures	Total
Equity contracts	$(353,742)	$(144,307)	$(498,049)
Total	$(353,742)	$(144,307)	$(498,049)

See Accompanying Notes to Financial Statements

23

VOYA GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 2014 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2014:

	Citigroup, Inc.	Goldman Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$160,057	$342,378	$398,011	$900,446
Total Liabilities	$160,057	$342,378	$398,011	$900,446
Net OTC derivative instruments by counterparty, at fair value	$(160,057)	$(342,378)	$(398,011)	$(900,446)
Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(160,057)	$(342,378)	$(398,011)	$(900,446)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

24

ADDITIONAL INFORMATION (UNAUDITED)

MANAGED PAYMENT POLICY

The Fund’s Managed Payment Policy is designed to provide level monthly payments throughout each calendar year, with payments adjusted once a year each January based on the Fund’s performance over the previous three years and the Sub-Adviser’s assessment of the Fund’s objectives and market conditions.

For the calendar year 2014, the Fund is making a level monthly payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.047 per share for Class I and Class W shares, and $0.043 per share for Class R shares. The level monthly payment amount for calendar year 2014 is the product of: (i) the annual payment rate (“Annual Payment Rate”) of 6.25% for Class A shares, 5.50% for Class C shares, 6.50% for each of Class I and Class W shares and 6.00% for Class R shares, respectively, divided by 12; and (ii) the trailing average account value (“Trailing Average Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $450 from their holdings in Class A shares, $410 from their holdings in Class C shares, $470 from their holdings in Class I or Class W shares, and $430 from holdings in Class R shares of the Fund during 2014.

The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund’s Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual Payment Rate determined by the Fund’s Sub-Adviser; and (ii) the Fund’s performance over the previous three years.

Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on: (i) the Annual Payment Rate, for the Fund’s shares; and (ii) the Trailing Average Account Value, which will vary by share class for the Fund’s Class A, C, I, R and W shares.

While the Fund’s level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.

Please note that the Fund’s Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund’s current NAV per share or a fixed percentage of a shareholder’s current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the Managed Payment Policy) times the number of shares they own on the record date.

MONTHLY PAYMENTS & ADDITIONAL DISTRIBUTIONS

In each calendar year, the Fund’s 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive 12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income, as well as substantially all of its net capital gains. In addition to these regular monthly payments, an additional distribution may be made in December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions (“Special Distributions”) are not factored into the Fund’s managed payment objectives, each Special Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special Distribution are included in the calculation of the Trailing Average Account Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

RETURN OF CAPITAL

Pursuant to the Fund’s Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month, the Fund will provide disclosures with payments made that estimate the percentages of the year- to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund’s payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund’s shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.

25

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your Investment Professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	SAR-AGTPALL (0414-062014)

Item 2.   Code of Ethics.

Not required for semi-annual filing.

Item 3.   Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.   Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.   Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.   Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not required for Semi-annual filing.

Item 8.   Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee (“Committee”) for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered “interested persons” of the Trust within the meaning of Section 2(a) (19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

Item 11.  Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a -2) is attached hereto as EX- 99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By:	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: July 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: July 2, 2014

By:	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: July 2, 2014